Shareholders' equity - Share capital (Details)	1 Months Ended		9 Months Ended
	Nov. 30, 2018 € / shares	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2019 € / shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2018 shares	Nov. 30, 2018 USD ($) $ / shares shares	Nov. 07, 2018 USD ($)	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 shares
Shareholders' Equity
Number of shares issued						0
Authorized share capital | $					$ 7,200,000
Number of shares outstanding					43,149,987	43,149,987			43,037,514	36,425,014
Par value per share | € / shares				€ 0.04
Shares issued in the period | €			€ 84,297,000
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $								$ 300,000,000
Number of shares authorised					90,000,000
Shares were issued and fully paid in cash					43,149,987
Treasury shares					4,236,792	4,277,051
Preferred
Shareholders' Equity
Number of shares authorised					90,000,000
Underwritten public offering and direct offering
Shareholders' Equity
Number of shares issued									6,612,500
Share price | $ / shares									$ 15.75
Gross proceeds | €		€ 89,983,000
Transaction cost | €		5,792,000
Net proceeds | €		€ 84,191,000
H.C. Wainwright & Co | Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $								$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders' Equity
Number of shares issued							112,473
Maximum aggregate offering of ordinary shares | $							$ 2,500,000
Share price | (per share)	€ 19.46						$ 22.23
Percent of net sales royalties	20.00%